Vanguard Emerging Markets Bond Fund

Supplement to the Prospectus Dated March 10, 2016

Vanguard Emerging Markets Bond Fund is not presently available for investment.

© 2016 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 1431 032016

Vanguard Malvern Funds

Supplement to the Statement of Additional Information Dated March 10, 2016

Vanguard Emerging Markets Bond Fund is not presently available for investment.

© 2016 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 1320A 032016